FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Fair Value Estimates not Practicable

The following table presents the financial instruments for which fair value does not approximate carrying value as of December 31, 2011 and 2012:

	As of December 31, 2011		As of December 31, 2012

	Carrying Value	Fair Value	Carrying Value	Fair Value

Long-term bank borrowing	$165,646,211	$151,251,136	$187,520,880	$166,148,388
Payables for purchase of property, plant and equipment	4,157,836	3,701,431	$1,126,255	$1,014,716

Schedule of Nonrecurring Fair Value Measurements

The following table displays assets and liabilities that were measured at fair value on a non-recurring basis after initial recognition; the Company did not have any assets or liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2010 and 2011.

	Year ended December 31, 2012
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Long-lived assets held and used	$10,532,637	$	$-	$10,532,637	$42,754,481